Consolidated principles and methods (Policies)	6 Months Ended
Jun. 30, 2021
Significant Accounting Policies [Abstract]
General principles and statement of compliance and basis of presentation
General principles

The interim condensed consolidated financial statements as of June 30, 2021 and for the six month period ended June 30, 2021 were prepared under the supervision of the management of the Company and were approved by the Executive Board and reviewed by the Supervisory Board on September 8, 2021.

All amounts in the interim condensed consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.

The preparation of the interim condensed consolidated financial statements in accordance with International Financial Reporting Standards (IFRS) requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. See Note 3.2 Use of judgement, estimates and assumptions.

The summarized interim consolidated financial statements of the Company have been prepared in compliance with IAS 34 – “Interim Financial Reporting”. As they are interim condensed financial statements, they do not contain all information required for the consolidated annual financial statements and should therefore be read in conjunction with the consolidated financial statements of the Company for the financial year ended December 31, 2020 as described below.

The interim condensed consolidated financial statements were prepared on a going concern basis. The Executive Board determined it is appropriate to apply a going concern assumption because the Company’s historical losses are due to the innovative nature of the products it is developing, which necessitates a research and development phase spanning multiple years. With cash and cash equivalents of €102.3 million as of June 30, 2021, the Company believes it has sufficient resources to continue operating for at least twelve months following the interim condensed consolidated financial statements’ publication.

Seasonality of the Company’s activities

According to IAS 34 – Interim Financial Reporting, an entity whose business is highly seasonal should present financial information for the twelve months up to the end of the interim period and additional comparative information for the prior twelve-month period in the interim condensed financial statements in order to provide a better understanding and comparison of its interim financial statements.

As mentioned in Note 15 Revenues and other income, as most of the income from the Company is generated by ongoing contracts that primarily depend on performance obligations not correlated to seasonal trends, it is considered that the Company activities are not seasonal.
Therefore, the following interim condensed financial statements and corresponding notes will not include comparative information other than that mentioned in IAS 34-20.
Statement of compliance and basis of presentation

The interim condensed consolidated financial statements have been prepared in accordance with IFRS, International Accounting Standards (“IAS”) as issued by the International Accounting Standards Board (“IASB”) as well as interpretations issued by the IFRS Interpretations Committee (“IFRS-IC”) and the Standard Interpretations Committee (the “SIC”), which application is mandatory as of June 30, 2021. The interim condensed consolidated financial statements are also compliant with IFRS as adopted by the European Union.

The accounting principles used to prepare the interim condensed consolidated financial statements for the six month period ended June 30, 2021 are identical to those used for the year ended December 31, 2020 except for the standards listed below that required adoption in 2021.
Application of New or Amended Standards and Interpretations

The Company adopted the following standards, amendments and interpretations whose application was mandatory for periods beginning on or after January 1, 2021:

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform – Phase 2 Flexibility measures relating to the accounting consequences of amendments to contracts following the reform of reference rates and hedge accounting criteria
Amendment to IFRS 16	Amendments for COVID-19 related to rent concessions

The application of these standards and these amendments had no impact on the interim consolidated condensed financial statements of the Company.

Early application of New or Amended Standards and Interpretations

The Company elected not to early adopt the new standards, amendments and interpretations, which application was not yet mandatory for the six month period ended June 30, 2021.

IFRS 17	Insurance contracts and related amendments
Amendment to IAS 1	Classification of liabilities as current and non-current Disclosure of significant accounting policies Update of Practice Statement 2 "Making materiality”
Amendment to IAS 37	Onerous Contracts - Cost of Performing a Contract
Amendment to IFRS 3	Conceptual Framework
Amendment to IAS 8	Definition of an accounting estimate
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use

The expected impact of these standards on the consolidated financial statements is not significant.

Basis of consolidation
3.1 BASIS OF CONSOLIDATION

Consolidated entities

As of June 30, 2021, the consolidation perimeter is identical to that of December 31, 2020 as Nanobiotix S.A. has five wholly owned subsidiaries:

•Nanobiotix Corp., incorporated in the State of Delaware in September 2014 and located in the USA,
•Nanobiotix Germany GmbH, created in October 2017 and located in Germany,
•Nanobiotix Spain S.L.U., created in December 2017 and located in Spain,
•Curadigm SAS, created on July 3, 2019 and located in France, and
•Curadigm Corp., created on January 7, 2020 and located in the USA.

Accordingly, the interim condensed consolidated financial statements as of June 30, 2021 include the operations of each of these subsidiaries, to the extent applicable, from the date of their incorporation.

Foreign currency transactions

The unaudited condensed consolidated financial statements are presented in euros, which is the reporting currency and the functional currency of the parent company, Nanobiotix S.A.

The financial statements of consolidated foreign subsidiaries whose functional currency is not the euro are translated into euros for statement of financial position items at the closing exchange rate at the date of the statement of financial position and for the statement of operations, statement of comprehensive loss and statement of cash flow items at the average rate for the period presented, except where this method cannot be applied due to significant exchange rate fluctuations during the applicable period.

The dollar-to-euro exchange rate used in the interim condensed consolidated financial statements to convert the Group transactions denominated in US dollars were $1.1884 as of June 30, 2021 and an average of $1.2053 for the six month period ended June 30, 2021 (source: Banque de France) compared with $1.1198 and $1.1015 as of and for the six month period ended June 30, 2020, respectively.

The resulting currency translation adjustments are recorded in other comprehensive income (loss) as a cumulative currency translation adjustment.

Use of judgement, estimates and assumptions
3.2. USE OF JUDGEMENT, ESTIMATES AND ASSUMPTIONS

The preparation of interim condensed consolidated financial statements in accordance with IFRS requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. The estimates and judgments used by management are based on historical information and on other factors, including expectations about future events considered to be reasonable given the circumstances. These estimates may be revised where the circumstances on which they are based change.

Consequently, actual results may vary significantly from these estimates under different assumptions or conditions. A sensitivity analysis may be presented if the results differ materially based on the application of different assumptions or conditions. The main items affected by the use of estimates are share-based payments, deferred tax assets, clinical trials accruals, revenue recognition and the fair value of financial instruments.

Measurement of share-based payments

The Company measures the fair value of stock options (OSA), founders’ warrants (BSPCE), warrants (BSA) and free shares (AGA) granted to employees, members of the Supervisory Board and consultants based on actuarial models. These actuarial models require that the Company use certain calculation assumptions with respect to characteristics of the grants (e.g., vesting terms) and market data (e.g., expected share volatility) (See Note 17 Share-based payments).

Deferred tax assets

Deferred taxes are recognized for temporary differences arising from the difference between the tax basis and the accounting basis of the Company’s assets and liabilities that appear in its financial statements. The primary temporary differences are related to the tax losses that can be carried forward or backward, depending on the jurisdiction. Enacted tax rates are used to measure deferred taxes.

The deferred tax assets are recorded in the accounts only to the extent that it is probable that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow income projections judged to be sufficiently reliable to be made, the Company has not recognized deferred tax assets in relation to tax losses carry forwards in the statements of consolidated financial position.

Clinical trials accruals

Clinical trial expenses, although not yet billed in full, are estimated for each study and a provision is recognized accordingly. (See Note 13.1 Trade and other payables for information regarding the clinical trial accruals as of June 30, 2021 and December 31, 2020).

Revenue recognition

In order to determine the amount and timing of revenue under the contracts with PharmaEngine and LianBio, the Company is required to use significant judgments, mainly with respect to determining the timing of satisfaction of services provided to PharmaEngine and LianBio (see Note 15 Revenues and other income below for additional detail regarding the revenue recognition related to the new agreement with LianBio).

Fair value of financial instruments

The fair value measurement of the loan granted by European Investment Bank (‘‘EIB’’) requires the Company to assess the amount of additional interest (‘‘royalties’’, as defined by the royalty agreement with EIB) that will be due according to the loan agreement. The royalties will be determined and calculated based on the number of tranches that have been withdrawn and will be indexed to the Company’s consolidated annual sales turnover generated during a period of six years (“the royalty period”) commencing on January 1, 2021.

For purposes of measuring the fair value of the EIB loan, the Company forecasts the sales that it expects to generate during the royalty period, taking into consideration the operational assumptions such as market release dates of the products, growth and penetration rate in each market.
The estimation of the royalty amount was reviewed as of June 30, 2021, taking into account the Company’s last development schedule. (See Note 4 Significant transactions and Note 12 Financial liabilities for details about this loan and the accounting treatment applied).
Trade receivables	TRADE RECEIVABLES
Trade receivables relate mainly to invoices issued to PharmaEngine in connection with the charging-back of shared external clinical research organization costs under the Company’s license and collaboration agreement with PharmaEngine.

As of June 30, 2021, trade receivables have been settled following the termination of the collaboration contract between Nanobiotix and PharmaEngine. (See Note 4 Significant transactions for more detail on the license and collaboration agreement).

Revenues and other income
Application of IFRS 15 to the license and collaboration agreement with PharmaEngine

The application of IFRS 15 to the license and partnership agreement entered into in 2012 between the Company and PharmaEngine is presented in section 4.1.6.15 of the Company's universal reference document filed with the Autorité des marchés financiers ("AMF") on April 7, 2021 and in the Note 15 of the Consolidated financial statements as of and for the year ended December 31, 2021 included in the Form 20-F, as amended, filed to the Securities and Exchange Commission ("SEC) the same day.

In March 2021, the Company and PharmaEngine mutually agreed to terminate the license and collaboration agreement. See note 4 Significant Transactions.

Application of IFRS 15 to the license and collaboration agreement with LianBio

Under the clause 8.5 of the license and collaboration agreement between the Company and LianBio, LianBio has the final decision on development and marketing activities in its territory. Consequently, the agreement does not qualify as a partnership under IFRS 11, which requires joint control and unanimous approval of strategic decisions by both parties. The agreement falls within the scope of IFRS 15 as the license, development services and product revenues are revenues of the Company.
We identified the separate performance obligations of the contract under IFRS 15. The partnership includes the following obligations to LianBio:
•an exclusive license, under the Company's intellectual property, to develop and market the licensed products,
•the right to actively participate in global Phase III registration trials to obtain marketing approval in China,
•if a pivotal trial is initiated by the Company in another country, the right to obtain a license and the right to reference efficacy data from the study and regulatory filings and approvals,
•if a Phase I and Phase II trial is initiated by the Company, the right to obtain access to and a license to all clinical data and regulatory filings relating to such clinical trial, and
•the requirement to purchase products under license to the Company.

The Company's know-how as disclosed and made available to LianBio could not technically be used by LianBio, or by a third party, to manufacture the licensed products. The provision of additional know-how data and information by the Company is necessary to enable a third party to manufacture the licensed products. This information will only be provided if the Company, at any time following a change of control of the Company, fails to provide at least 80% of LianBio's forecasted need for licensed products in a given calendar year. The license cannot be separated because LianBio cannot benefit from the license alone (i.e. without the ongoing manufacturing service provided by the Company). On this basis, we concluded that the license and the manufacturing service are not distinct.

As the license is not separate, any services performed in connection with the clinical trials cannot be analyzed as a separate service provided by the Company to LianBio, because LianBio cannot benefit from the clinical trials alone.

LianBio has the exclusive right to purchase and sell the licensed products in its territory but has no enforceable obligation to make the purchases.

Accordingly, the agreement contains only one performance obligation: the manufacturing and the supply by Nanobiotix to LianBio of the licensed products.

In consideration for this exclusive right to purchase and sell the licensed products granted to LianBio, the Company received on June 15, 2021, a non-refundable upfront payment of $20 million and may receive up to $220 million in potential additional payments upon the achievement of certain development and commercialization milestones. The development milestones events refer to the effort provided by LianBio to register the licensed product as a drug and to enroll patients in the global phase III registrational study in head and neck within 18 months and the receipt of marketing authorization for the Licensed Product in the territory for any indication in the field. The Company is entitled to receive sales milestones payments, once the aggregate net sales of the Licensed product in the territory achieve graduated amounts.

No revenue is to be recognized when such a right is granted. The upfront payment and milestone payment are considered as advance payments for future deliverables. Therefore, no revenue will be recognized until the first sales of the licensed products occur. In accordance with paragraph 106 of IFRS 15, upon receipt of an upfront payment from LianBio, the Company shall recognize a contractual liability to the extent of the upfront payment. The Company shall derecognize this contractual liability (and recognize revenue) when it transfers the licensed products.

The upfront payment and milestone payments must be allocated to the sales of licensed products. Significant judgment will be required to determine how to allocate the upfront payments to the sales of licensed products.

Nanobiotix will also be eligible to receive tiered, low double-digit royalties based on net sales of NBTXR3 in the licensed territories. The method of recognizing these revenues is also yet to be determined.

Grants

Since its creation, the Company has received, because of its innovative approach to nanomedicine, certain grants and subsidies from the French State or French public authorities. These grants and subsidies are intended to finance its general or specified activities. Grants are recognized as income as the related expenses are incurred, irrespective of whether they are actually received.

Research tax credit

The research tax credit ("CIR") is granted to companies by the French government to encourage them to conduct technical and scientific research. Companies that can prove that they have incurred expenses that meet the required criteria (research expenses located in France or, since January 1, 2005, in the European Community or in another country that is a party to the Agreement on the European Economic Area and that has entered into a tax treaty with France containing an administrative assistance clause) are entitled to a tax credit which, in principle, can be offset against the corporate income tax due for the fiscal year in which the expenses were incurred and for the three following years. Any unused portion of the tax credit is then reimbursed by the Treasury. In the particular case where the Company qualifies as a small and medium-sized enterprise (SME), the Company may request immediate reimbursement of the balance of the tax credit without application of the three-year period.
The Company has benefited from the research tax credit since its creation. This financing is recorded under "Other income" in the year in which the corresponding expenses were incurred. The portion of the financing related to capitalized expenses is deducted in the balance sheet from the capitalized expenses and in the income statement from the amortization expenses of these expenses.